Other Current Financial Liabilities (Details) - Schedule of Other Current Financial Liabilities - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Financial Liabilities [Line Items]
Security deposits		$ 623	$ 632
Satellite performance incentive payments		4,522	6,567
Interest payable(a)	[1]	21,719	38,536
Other		2,197	2,662
Other current financial liabilities		$ 29,061	$ 48,397

[1]	Interest payable included interest payable on indebtedness and satellite performance incentive payments.